SHARE-BASED PAYMENTS (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 18, 2025	Jan. 21, 2025	Feb. 28, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 13, 2025	Oct. 28, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Option outstanding				31		31		31	31
Option outstanding exercise price				$ 452,500		$ 452,500		$ 452,500	$ 452,500
Stock-based compensation expense				$ 0	$ 67,901	$ 0	$ 168,200	$ 169,614	$ 408,810
Placement Agent Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrant issued	748,705
Vendor Pre Funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Class of Warrant or Right, Outstanding		2,068,965
Pre-funded warrants to purchase common stock				3,000,000		3,000,000
Share Price				$ 1.45		$ 1.45
Exercise price of warrants		$ 0.01
Vendor Pre Funded Warrants [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Beneficial ownership of outstanding shares percent		9.99%
Pre-funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pre-funded warrants to purchase common stock										11,239,805
Number of warrant issued			33,970,485
Vendor Agreement [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Professional Fees		$ 3,000,000
Cash fee divided value		$ 1.45
Securities Purchase Agreements [Member] | Placement Agent Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pre-funded warrants to purchase common stock	568,267
Exercise price of warrants	$ 0.759
Securities Purchase Agreements [Member] | Pre-funded Warrants [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Pre-funded warrants to purchase common stock										11,239,805	482,187
Share Price										$ 0.6599	$ 4.995
Exercise price of warrants										$ 0.0001	$ 0.005